CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 331	$ 3,694
Restricted cash	1,125	5,255
Trade receivables, net of provision of $1,336 and $1,385 for 2011 and 2010 respectively	3,324	2,157
Insurance claims	627	133
Due from related party	563	1,285
Inventories	603	1,171
Deferred charges - current portion	330	0
Prepayments and other	500	390
Vessels held for sale	45,272	13,606
Total current assets	52,675	27,691
Advances for vessels under construction	0	5,665
Vessels, net	81,419	213,691
Deferred charges, net of current	886	2,812
Restricted cash	0	1,125
Total non-current assets	82,305	223,293
Total assets	134,980	250,984
CURRENT LIABILITIES:
Accounts payable	7,958	4,323
Accrued liabilities	1,897	1,227
Unearned revenue	216	430
Due to related party	84	98
Derivative financial instruments - current portion	760	583
Deferred revenue - current portion	0	136
Bank loans - current portion	88,946	23,022
Total current liabilities	99,861	29,819
Derivative financial instruments - net of current portion	0	538
Deferred revenue - net of current portion	0	0
Bank loans - net of current portion	0	97,437
Total long term liabilities	0	97,975
Commitments and Contingencies
SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, none issued	0	0
Common stock, $0.001 par value; 250,000,000 shares authorized, 6,475,625 and 6,487,852 shares issued and outstanding at December 31, 2011 and 2010	6	6
Additional paid-in capital	127,759	127,634
Retained earnings/ (Accumulated deficit)	(92,646)	(4,450)
Total shareholders' equity	35,119	123,190
Total liabilities and shareholders' equity	$ 134,980	$ 250,984